Non-life and Life and Health Reserves - Non Life loss and loss expenses rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Non-Life loss and loss expenses rollforward [Abstract]
Gross liability at beginning of year	$ 9,064,711	$ 9,745,806	$ 10,646,318
Reinsurance recoverable at beginning of year	189,234	214,349	267,384
Net liability at beginning of year	8,875,477	9,531,457	10,378,934
Current year	2,997,394	3,023,704	3,122,981
Prior years	(676,574)	(830,705)	(660,413)
Total Non-life Incurred Claims	2,320,820	2,192,999	2,462,568
Change in Paris Re Reserve Agreement	5,518	(8,771)	(25,412)
Current year	331,785	250,720	267,806
Prior years	1,931,131	2,171,883	2,530,743
Total Non-life Claims Paid	2,262,916	2,422,603	2,798,549
Effects of foreign exchange rate changes	(220,207)	(417,605)	(486,084)
Net liability at end of year	8,718,692	8,875,477	9,531,457
Reinsurance recoverable at end of year	266,742	189,234	214,349
Gross liability at end of year	$ 8,985,434	$ 9,064,711	$ 9,745,806